American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Equity ETF (ESGA)
(effective December 10, 2024, renamed American Century® Large Cap Equity ETF (ACLC))
November 30, 2024

Sustainable Equity ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.3%
Lockheed Martin Corp.	1,448	766,586
Air Freight and Logistics — 0.9%
FedEx Corp.	3,355	1,015,458
United Parcel Service, Inc., Class B	7,889	1,070,695
		2,086,153
Automobiles — 1.8%
Tesla, Inc.(1)	12,484	4,308,977
Banks — 3.7%
Bank of America Corp.	51,761	2,459,165
JPMorgan Chase & Co.	16,119	4,025,237
Regions Financial Corp.	82,238	2,241,808
		8,726,210
Beverages — 1.0%
PepsiCo, Inc.	15,154	2,476,921
Biotechnology — 1.8%
AbbVie, Inc.	14,001	2,561,203
Amgen, Inc.	3,151	891,323
Vertex Pharmaceuticals, Inc.(1)	1,994	933,451
		4,385,977
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	40,975	8,518,293
Building Products — 1.1%
Johnson Controls International PLC	30,795	2,582,469
Capital Markets — 5.0%
Ameriprise Financial, Inc.	3,057	1,754,626
Blackrock, Inc.	1,774	1,814,447
Intercontinental Exchange, Inc.	6,042	972,520
KKR & Co., Inc.	7,028	1,144,651
Morgan Stanley	27,102	3,566,894
S&P Global, Inc.	5,006	2,615,685
		11,868,823
Chemicals — 1.7%
Ecolab, Inc.	6,292	1,565,261
Linde PLC	5,383	2,481,509
		4,046,770
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	1,989	807,176
Motorola Solutions, Inc.	3,849	1,923,345
		2,730,521
Consumer Finance — 0.8%
American Express Co.	5,860	1,785,425
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	2,087	2,028,313
Sysco Corp.	23,321	1,798,282
Target Corp.	8,331	1,102,275
		4,928,870
Containers and Packaging — 0.4%
Ball Corp.	16,898	1,050,380

Distributors — 0.4%
LKQ Corp.	24,075	945,907
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	36,026	1,597,393
Electric Utilities — 1.6%
NextEra Energy, Inc.	47,278	3,719,360
Electrical Equipment — 1.0%
Eaton Corp. PLC	6,580	2,470,264
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	5,645	993,125
Energy Equipment and Services — 1.1%
Schlumberger NV	57,762	2,538,062
Entertainment — 0.6%
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,057	358,477
Walt Disney Co.	8,886	1,043,838
		1,402,315
Financial Services — 2.7%
Block, Inc.(1)	10,310	912,950
Mastercard, Inc., Class A	7,537	4,016,769
Visa, Inc., Class A	4,353	1,371,543
		6,301,262
Food Products — 0.6%
Mondelez International, Inc., Class A	23,181	1,505,606
Ground Transportation — 1.5%
Saia, Inc.(1)	811	461,524
Uber Technologies, Inc.(1)	18,236	1,312,262
Union Pacific Corp.	7,783	1,904,189
		3,677,975
Health Care Equipment and Supplies — 1.2%
IDEXX Laboratories, Inc.(1)	2,508	1,057,749
Intuitive Surgical, Inc.(1)	3,163	1,714,346
		2,772,095
Health Care Providers and Services — 2.9%
Cigna Group	5,995	2,025,111
UnitedHealth Group, Inc.	7,761	4,735,762
		6,760,873
Hotels, Restaurants and Leisure — 1.5%
Airbnb, Inc., Class A(1)	3,266	444,535
Chipotle Mexican Grill, Inc.(1)	26,449	1,627,143
Hilton Worldwide Holdings, Inc.	5,967	1,512,276
		3,583,954
Household Products — 1.1%
Colgate-Palmolive Co.	6,619	639,594
Procter & Gamble Co.	10,970	1,966,482
		2,606,076
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	7,285	1,696,895
Industrial REITs — 1.3%
Prologis, Inc.	26,156	3,054,498
Insurance — 2.4%
Marsh & McLennan Cos., Inc.	5,732	1,336,874
MetLife, Inc.	14,914	1,315,862
Progressive Corp.	6,774	1,821,393
Prudential Financial, Inc.	9,375	1,213,219
		5,687,348

Interactive Media and Services — 6.2%
Alphabet, Inc., Class A	53,162	8,981,720
Meta Platforms, Inc., Class A	10,061	5,778,233
		14,759,953
IT Services — 1.6%
Accenture PLC, Class A	5,085	1,842,651
International Business Machines Corp.	8,404	1,911,154
		3,753,805
Leisure Products — 0.3%
YETI Holdings, Inc.(1)	15,762	636,312
Life Sciences Tools and Services — 2.2%
Agilent Technologies, Inc.	6,665	919,570
Danaher Corp.	10,501	2,516,985
Thermo Fisher Scientific, Inc.	3,188	1,688,460
		5,125,015
Machinery — 2.7%
Cummins, Inc.	5,650	2,118,976
Deere & Co.	2,324	1,082,752
Parker-Hannifin Corp.	2,799	1,967,417
Xylem, Inc.	9,956	1,261,923
		6,431,068
Oil, Gas and Consumable Fuels — 2.2%
ConocoPhillips	23,753	2,573,400
EOG Resources, Inc.	19,060	2,539,936
		5,113,336
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	9,617	569,519
Eli Lilly & Co.	3,074	2,444,906
Merck & Co., Inc.	16,508	1,677,873
Novo Nordisk AS, ADR	11,643	1,243,472
Zoetis, Inc.	10,103	1,770,551
		7,706,321
Semiconductors and Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc.(1)	16,222	2,225,253
Analog Devices, Inc.	10,299	2,245,697
Applied Materials, Inc.	3,878	677,525
ASML Holding NV, NY Shares	1,540	1,057,379
Broadcom, Inc.	14,607	2,367,503
NVIDIA Corp.	122,855	16,984,704
		25,558,061
Software — 10.9%
Adobe, Inc.(1)	1,121	578,358
Cadence Design Systems, Inc.(1)	7,040	2,159,942
Crowdstrike Holdings, Inc., Class A(1)	2,854	987,398
Dynatrace, Inc.(1)	9,371	526,557
Microsoft Corp.	42,833	18,138,062
Salesforce, Inc.	4,216	1,391,238
ServiceNow, Inc.(1)	766	803,871
Workday, Inc., Class A(1)	5,205	1,301,198
		25,886,624
Specialized REITs — 0.8%
Equinix, Inc.	1,870	1,835,368
Specialty Retail — 3.6%
CarMax, Inc.(1)	8,468	711,058
Home Depot, Inc.	9,211	3,952,716

TJX Cos., Inc.	19,987	2,512,166
Tractor Supply Co.	4,679	1,327,292
		8,503,232
Technology Hardware, Storage and Peripherals — 6.8%
Apple, Inc.	68,214	16,189,229
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	4,162	815,586
Trading Companies and Distributors — 0.8%
Ferguson Enterprises, Inc.	4,783	1,032,793
United Rentals, Inc.	867	750,822
		1,783,615
TOTAL COMMON STOCKS (Cost $184,091,736)		235,672,908
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $825,104)	825,104	825,104
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $184,916,840)		236,498,012
OTHER ASSETS AND LIABILITIES — 0.2%		404,383
TOTAL NET ASSETS — 100.0%		$236,902,395

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.